Subsequent Events - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			12 Months Ended					1 Months Ended					12 Months Ended			3 Months Ended
	Jul. 25, 2013 USD ($)	Feb. 28, 2013 USD ($)	Feb. 28, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 02, 2013 USD ($)	Mar. 06, 2013 USD ($)	Feb. 28, 2013 Base rate loans	Feb. 28, 2013 Classe Term Loan EUR (€)	Feb. 28, 2013 Classa Term Loan	Feb. 28, 2013 Classb Term Loan	Feb. 28, 2013 Classc Term Loan	Dec. 31, 2012 Subsequent Event USD ($)	Dec. 31, 2011 Subsequent Event USD ($)	Dec. 31, 2010 Subsequent Event USD ($)	Mar. 31, 2013 Nielsen Business Media Subsequent Event USD ($)	Jul. 30, 2013 Nielsen Business Media Subsequent Event USD ($)
Subsequent Event [Line Items]
Income/(loss) from discontinued operations, net of tax				$ 30	$ 26	$ (13)								$ 30	$ 26	$ (13)	$ 3
Total cash consideration																		950
Restated senior secured credit agreement principle amount		2,532								289
Convertible Subordinated Bonds maturity date											Aug. 09, 2013	May 01, 2016	May 01, 2016
Original principal amount repaid		1.00%	3.33%
Margin under term loan facility		2.75%							1.75%
Applicable margin for senior secured term loans, base rate loans		3.00%
Cash dividend declared	$ 0.20						$ 0.16	$ 0.16
Increase in cash dividend, Percentage	25.00%
Stock repurchase program	$ 500